Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 324,000	$ 1,484,000	$ 128,000	$ 1,936,000
Mid-Continent oil and natural gas operations
Total	$ 324,000	$ 1,484,000	$ 128,000	$ 1,936,000